SHARE BASED PAYMENTS - Narrative (Details) $ / shares in Units, $ in Millions				1 Months Ended								12 Months Ended
	Nov. 17, 2021 $ / shares	Apr. 02, 2020 $ / shares	Sep. 07, 2018 $ / shares	Sep. 30, 2022 shares	May 31, 2022 $ / shares shares	Apr. 30, 2022 $ / shares shares	Apr. 30, 2022 kr / shares shares	Nov. 30, 2021 $ / shares shares	Aug. 31, 2021 $ / shares shares	Apr. 30, 2020 $ / shares	Nov. 30, 2018	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield (percentage)											0.00%
Number of options granted (in shares)												50,000	585,000
Granted during the year (in dollars per share) | $ / shares	$ 22.78											$ 25.00	$ 15.84
Options granted, weighted average grant date fair value (in dollars per share) | $ / shares												$ 25.00	$ 15.84
Exercised during the year (in shares)												0	0
Treasury stock (in shares)												838,185	980,000
Compensation expense not yet recognized | $												$ 0.4	$ 0.6	$ 0.2
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense | $												$ 0.3	$ 0.0	$ 0.3
August 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)									585,000
Options granted, contractual term									5 years
Options granted, vesting period									3 years
Options granted, weighted average grant date fair value (in dollars per share) | $ / shares									$ 15.84
August 2021 | Year one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual vesting percentage (in percent)												25.00%
Granted during the year (in dollars per share) | $ / shares												$ 14.00
August 2021 | Year two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual vesting percentage (in percent)												35.00%
Granted during the year (in dollars per share) | $ / shares												$ 15.60
August 2021 | Year three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual vesting percentage (in percent)												40.00%
Granted during the year (in dollars per share) | $ / shares												$ 17.20
September 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, weighted average grant date fair value (in dollars per share) | $ / shares			$ 14.30
Exercised during the year (in shares)								105,000
Options granted, weighted average grant date fair value, adjusted (in dollars per share) | $ / shares			$ 12.90
Dividends declared (in dollars per share) | $ / shares								$ 1.40
April 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, weighted average grant date fair value (in dollars per share) | (per share)							kr 256.20			$ 5.10
Exercised during the year (in shares)						15,000	15,000	15,000
Options granted, weighted average grant date fair value, adjusted (in dollars per share) | (per share)		$ 3.90				$ 4.90	kr 42.84
Dividends declared (in dollars per share) | $ / shares		$ 1.20				$ 2.70
Treasury stock (in shares)						12,491	12,491
May 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, contractual term					5 years
Options granted, vesting period					3 years
Options granted, weighted average grant date fair value (in dollars per share) | $ / shares					$ 25.00
Exercised during the year (in shares)					50,000
May 2022 | Year one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual vesting percentage (in percent)					25.00%
May 2022 | Year two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual vesting percentage (in percent)					35.00%
May 2022 | Year three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual vesting percentage (in percent)					40.00%
September 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised during the year (in shares)				146,250
Treasury stock (in shares)				129,324
September 2021 | Chief executive officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised during the year (in shares)				62,500
Options sold (in shares)				62,500
Shares, outstanding (in shares)				50,000
Share options outstanding (in shares)				187,500
September 2021 | Chief financial officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised during the year (in shares)				30,000
Options sold (in shares)				30,000
Share options outstanding (in shares)				90,000